Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Allowance for doubtful accounts
Valuation and Qualifying Account
Balance at beginning of year	$ 26.9	$ 27.3	$ 29.7
Charged (credited) to costs and expenses	35.6	30.7	21.7
Balance at end of year	35.1	26.9	27.3
Uncollectible accounts written off, net of recoveries
Valuation and Qualifying Account
Other	(27.4)	(31.1)	(24.1)
Deferred tax assets valuation allowance
Valuation and Qualifying Account
Balance at beginning of year	107.1	114.3	131.3
Charged (credited) to costs and expenses	9.7	(7.6)	(5.8)
Balance at end of year	116.8	107.1	114.3
Foreign tax credit valuation allowance adjustment
Valuation and Qualifying Account
Other	$ 0.0	$ 0.4	(8.8)
Decrease in unusable foreign operating loss carryforwards
Valuation and Qualifying Account
Other			$ (2.4)